General Information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

On January 26, 2012, Acquisition Investments Corp (“Company”) was organized as a blank check company pursuant to the laws of the Republic of the Marshall Islands for the purpose of acquiring through a merger, capital stock exchange, asset acquisition, stock purchase, or similar acquisition transaction, one or more operating businesses or assets.

On March 24, 2014, the Company entered into a Share Exchange Agreement and Plan of Liquidation (the “Agreement”) among KBS International Holdings, Inc. (“KBS”), a Nevada corporation, Hongri International Holdings Ltd (“Hongri”), a company organized under the laws of the British Virgin Islands, and Cheung So Wa and Chan Sun Keung, the principal shareholders of KBS.

On August 1, 2014, the share exchange was completed. The acquisition was accounted for as a reverse merger and recapitalization where the Company, the legal acquirer is the accounting acquiree, and KBS, the legal acquiree, was the accounting acquirer. KBS changed its name to JX Luxventure Limited. On December 27, 2024, the name was changed to JX Luxventure Group Inc.

Description of Subsidiaries:

Hongri International Holdings Limited (the “Hongri”), formerly known as Wah Ying International Investment Inc., was incorporated in the British Virgin Islands (the “BVI”) on July 8, 2008 as a limited liability company with authorized share capital of $50,000, divided into 50,000 common shares with $1 par value. Up through December 31, 2010, 10,000 common shares had been issued at par. On January 27, 2011, the Company issued an additional 10,000 common shares for cash consideration at $77 per share. The principal activity of the Company is investment holding. Hongri a directly wholly owned subsidiary of the Company.

France Cock (China) Limited (“France Cock”) was incorporated in Hong Kong on September 21, 2005 as a limited liability company with authorized capital of HK$10,000, divided into 10,000 common shares with par value of HK$1. The capital has been fully paid up. The principal activity of France Cock is the holding of intellectual property rights such as trademarks. France Cock owns the Company’s trademarks, including “KBS” and “Kabiniao”. France Cock is a directly wholly owned subsidiary of Hongri.

Roller Rome Limited (“Roller Rome”) was incorporated in the BVI on March 28, 2006 as a limited liability company with authorized share capital of $50,000, divided into 50,000 common shares with par value of $1. The principal activity of Roller Rome is the provision of design and development services for sports apparel. Roller Rome is a directly wholly owned subsidiary of Hongri.

Vast Billion Investment Limited (“Vast Billion”) was incorporated in Hong Kong on November 25, 2010 as a limited liability company with authorized share capital of HK$10,000 divided into 10,000 ordinary shares with HK$1par value. One ordinary share has been issued at par. Vast Billion is an investment holding company, and is a directly wholly owned subsidiary of Hongri.

Hongri (Fujian) Sports Goods Co. Ltd. (“Hongri Fujian”) was established in the People’s Republic of China (the “PRC”) on November 17, 2005 with a registered and paid up capital of RMB 5,000,000. On March 24, 2011, Hongri Fujian increased registered capital from RMB 70,000,000 to RMB75,000,000. As of September 30, 2011, the paid up capital was RMB 39,551,860. Hongri Fujian is engaged in the design, manufacture, marketing, and sale of apparel in the PRC. Hongri Fujian is a directly wholly owned subsidiary of Vast Billion.

Anhui Kai Xin Apparel Company Limited (“Anhui Kai Xin”) was established in the PRC on March 16, 2011 with a registered and paid up capital of RMB 1,000,000. Anhui Kai Xin is a wholly owned subsidiary of Hongri Fujian. Anhui Kai Xin provides contracting manufacturing services for companies in the sports apparel business.

On October 19, 2022, the Company sold Hongri International Holding Limited to third party and from thereon, Hongri, France Cock, Roller Rome, Vast Billion, Hongri Fujian, Anhui Kai Xin are no longer the subsidiaries of the Company.

Flower Crown Holding (“Flower Crown”) is a company incorporated on August 7, 2020 in the Cayman Islands. It has 50,000 shares issued and outstanding with a par value of $1. It is wholly owned by JX Luxventure Group Inc.

Flower Crown (China) Holding Group Co., Limited (“Flower Crown HK”) was incorporated in Hong Kong on May 24, 2018. It has a total of 10,000 shares issued and outstanding with a par value of $1. It is wholly owned by Flower Crown Holding.

Jin Xuan (Hainan) Holding Co., Ltd (“JX Hainan”) was incorporated in November 11, 2021. It has a registered capital of USD30,000,000. It is 100% owned by Flower Crow HK. Its business scope ranges from import & export to manufacturing.

Jin Xuan Luxury Tourism (Hainan) Digital Technology Co., Ltd. (“JX Digital”) was incorporated in the PRC on August 4, 2016. It is 100% owned by JX Hainan. It has a registered capital of RMB20,000,000 and present shareholder shall pay up the registered capital prior to August 4, 2046. It operates Luxventure social platform and on-line activities.

Beijing Heyang International Travel Service Co., Ltd. (“Heyang Travel”) was incorporated in the PRC on March 29, 2018. It is 100% owned by Jin Xuan Luxury Tourism. It has a registered capital of RMB5,000,000 and the shareholder shall pay up the registered capital prior to August 1, 2060. Heyang Travel engages in tourism business and selling carrier services. Heyang Travel was sold out to third party on October 8, 2023.

Hefei Aitong Culture Tourism Development Co., Ltd. (“Hefei Aitong”) was incorporated in the PRC on December 27, 2023. It is 51% owned by JX Hainan with registered capital of RMB 1,000,000. It engages in tourism business and providing air-tickets sales agent services.

Billion Place Limited (Hong Kong) Co., Limited (“Billion Place HK”), a limited company incorporated in Hong Kong on March 13, 2023, was acquired by Flower Crown on August 3, 2023.

Baofu (Zhuhai) Technology Co., Ltd. (“Baofu Technology”) was incorporated in the PRC on June 29, 2017 and acquired by the Company on March 7, 2024. It is 100% owned by Billion Place Limited with registered capital of RMB60,000,000.

Hainan Si Quan Run Hang International travel agency Co., Ltd. (“Hainan Travel”) was incorporated in the PRC on August 9, 2023. On March 7, 2024, as a wholly-owned subsidiary of Baofu Technology, Hainan Travel became an indirect wholly-owned subsidiary of Billion Place HK when Baofu Technology was acquired by Billion Place HK. It will be engaged in Airline Tickets and Tourism Services business segment.

Hefei Si Quan Run Hang International travel agency Co., Ltd. (“Hefei Travel”) was incorporated in the PRC on May 31, 2024, as a wholly-owned subsidiary of Baofu Technology. It will be engaged in Airline Tickets and Tourism Services business segment.

Tianjin Baoliting Intelligence Technology Co., Ltd (“Baoliting”) was incorporated in the PRC on August 11, 2023 and acquired on April 15, 2024, as a wholly-owned subsidiary of JX Digital. It will be engaged in software development and technology support services.